DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
DISCONTINUED OPERATIONS
NOTE 3. DISCONTINUED OPERATIONS

Effective December 31, 2019, the Company sold its 51% equity interest in Green Grow Farms, Inc. (“Green Grow”) to Can B Corp. in exchange for 37,500,000 shares of Can B Corp. common stock and a Can B Corp. obligation to issue additional shares (“Additional Purchases Shares”) of Can B Corp. common stock to the Company on June 30, 2020 in such number so that the aggregate value of the aggregate shares issued to the Company equals $1,000,000. We acquired this equity interest on May 9, 2019 in exchange for a $200,000 note payable to NY Farms Group Inc. and 2,000,000 shares of Company common stock valued at $1,250,000.

Effective December 31, 2019, the Company sold its 51% equity interest in Green Grow Farms, Inc. (“Green Grow”) to Can B Corp. in exchange for 37,500,000 shares of Can B Corp. common stock and a Can B Corp. obligation to issue additional shares (“Additional Purchases Shares”) of Can B Corp. common stock to the Company on June 30, 2020 in such number so that the aggregate value of the aggregate shares issued to the Company equals $1,000,000. We acquired this equity interest on May 9, 2019 in exchange for a $200,000 note payable to NY Farms Group Inc. and 2,000,000 shares of Company common stock valued at $1,250,000.

The $487,007 loss from operations of discontinued subsidiary for the period May 9, 2019 to December 31, 2019 consists of:

Sales	$-

Cost of sales	239,810

Gross profit	(239,810)

Operating expenses:

Officer’s compensation	168,232

Occupancy costs	30,373

Other	48,592

Total operating expenses	247,197

Net loss	$(487,007)

The $694,663 loss on sale of discontinued subsidiary was calculated as follows:

Consideration received from sale effective December 31, 2019:

Can B Corp. common stock	$487,500

Receivable from Can B for “Additional Purchase Shares” due June 30, 2020	512,500

Forgiveness of note payable to NY Farms Group Inc.	200,000

Total consideration	1,200,000

Company investment in 51% of Green Grow at December 31, 2019:

Initial investment on May 9, 2019	1,450,000

Loans receivable from Green Grow (forgiven)	797,213

51% of net loss of Green Grow for the year ended December 31, 2019	(248,374)

Total investment	1,998,839

Loss on sale of discontinued subsidiary	$(798,839)